Equity (Tax amounts attributable to Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	$ (2)	$ (2)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	3	4
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	0	7
Other Comprehensive Income (Loss), Tax	$ 1	$ 9